SCHEDULE OF COMPOSITION OF LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total	$ 4,516	$ 8,639
UNITED STATES
Total	4,172	8,583
ISRAEL
Total	$ 344	$ 56